Note 4 - Property and Equipment	9 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]

NOTE 4: PROPERTY AND EQUIPMENT

Property and equipment consisted of the following as of December 31, 2022 and March 31, 2022:

	December 31,	March 31,
	2022	2022
	(unaudited)
Leasehold improvements	$-	$18,052
Machinery and equipment	2,409,345	3,333,045
Total property and equipment	2,409,345	3,351,097
Accumulated depreciation and impairment	(1,337,407)	(844,359)
Property and equipment, net	$1,071,938	$2,506,738

As of December 31, 2022, the Company performed an evaluation of the recoverability of these long-lived assets. The analysis resulted in no impairment as of related to these assets.

On April 1, 2021, the Company placed back in service equipment of $201,388 with accumulated depreciation of $7,484, which were part of discontinued operations related to Pinnacle Vac. These assets are equipment related to Capstone who is servicing the debt related to the assets.

In February 2022, the Company traded in a vehicle valued at $51,806 for a new vehicle valued at $91,132.

In May 2022, the Company sold $1,530,024 of fixed assets for $580,000.

In October 2022, the Company sold equipment and incurred a loss of $21,227.

Depreciation expense for the nine and three months ended December 31, 2022 and 2021:

	Nine Months Ended December 31,
	2022	2021
	(unaudited)	(unaudited)

Depreciation expense	$144,640	$327,178

	Three Months Ended December 31,
	2022	2021
	(unaudited)	(unaudited)

Depreciation expense	$49,861	$109,060